FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 055
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan's Investments at Fair Value in Recurring Basis and the Plan's Investments at NAV per share
Below are the Plan’s investments carried at fair value on a recurring basis by the ASC 820-10 fair value hierarchy levels described in Note B:

	As of December 31, 2025
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Total Fair Value
	(expressed in thousands)
Mutual funds	$573,112	$—	$573,112
AECOM common stock	446,480	—	446,480
Self-directed brokerage accounts	495,278	24,468	519,746
Total investments in the fair value hierarchy	$1,514,870	$24,468	$1,539,338
Investments measured at NAV			1,400,228
Total investments at fair value			$2,939,566

	As of December 31, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Total Fair Value
	(expressed in thousands)
Mutual funds	$597,766	$—	$597,766
AECOM common stock	521,670	—	521,670
Self-directed brokerage accounts	430,682	24,356	455,038
Total investments in the fair value hierarchy	$1,550,118	$24,356	$1,574,474
Investments measured at NAV			725,056
Total investments at fair value			$2,299,530

Net Asset Value per Share — The following tables summarize investments measured at NAV per share as of December 31, 2025 and 2024:

December 31, 2025	Fair Value	Unfunded Commitment	Redemption Frequency (if Currently Eligible)	Other Redemption Restrictions	Redemption Notice Period
	(expressed in thousands)
Fidelity Growth Company Commingled Fund	$568,254	$—	Daily	None	None
T. Rowe Price Structured Research Common Trust Fund	$585,114	$—	Daily	None	None
EARNEST Partners Emerging Market Fund	$246,860	$—	Daily	None	None

December 31, 2024	Fair Value	Unfunded Commitment	Redemption Frequency (if Currently Eligible)	Other Redemption Restrictions	Redemption Notice Period
	(expressed in thousands)
Fidelity Growth Company Commingled Fund	$725,056	$—	Daily	None	None